UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Regents of the University of California

Address:   1111 Broadway, Suite 1400
           Oakland, CA 94607


Form 13F File Number: 028-00224


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marie Berggren
Title:  Treasurer
Phone:  (510) 987-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                 Oakland, CA                        1/11/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $26,359,894.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                     COLUMN 2          COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- -------------------------- --------- -------- ------------------- ---------- -------- ----------------
                                                                             SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER               TITLE OF CLASS         CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- -------------------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
AT+T INC                      COMMON STOCK USD1.         00206R102   638805  18950.000          SOLE                   X      0    0
ACCELRYS INC                  COMMON STOCK USD.0001      00430U103    94726  10467.000          SOLE                   X      0    0
AIR PRODUCTS + CHEMICALS INC  COMMON STOCK USD1.         009158106   857004  10200.000          SOLE                   X      0    0
ALIMERA SCIENCES INC          COMMON STOCK USD.01        016259103    22536  14354.000          SOLE                   X      0    0
ANADARKO PETROLEUM CORP       COMMON STOCK USD.1         032511107   341975   4602.000          SOLE                   X      0    0
ATHERSYS INC                  COMMON STOCK USD.001       04744L106    72205  68118.000          SOLE                   X      0    0
AUTONATION INC                COMMON STOCK USD.01        05329W102  1106002  27859.000          SOLE                   X      0    0
COCA COLA CO/THE              COMMON STOCK USD.25        191216100   652500  18000.000          SOLE                   X      0    0
WALT DISNEY CO/THE            COMMON STOCK USD.01        254687106   298740   6000.000          SOLE                   X      0    0
EXXON MOBIL CORP              COMMON STOCK NPV           30231G102  2908080  33600.000          SOLE                   X      0    0
FIDELITY NATIONAL INFORMATIO  COMMON STOCK USD.01        31620M106  5291120 152000.000          SOLE                   X      0    0
GENERAL ELECTRIC CO           COMMON STOCK USD.06        369604103   840125  40025.000          SOLE                   X      0    0
GREEN DOT CORP CLASS A        COMMON STOCK USD.001       39304D102  1107821  90805.000          SOLE                   X      0    0
HANSEN MEDICAL INC            COMMON STOCK USD.0001      411307101    73763  35463.000          SOLE                   X      0    0
HOMEAWAY INC                  COMMON STOCK USD.0001      43739Q100  1063480  48340.000          SOLE                   X      0    0
HONEYWELL INTERNATIONAL INC   COMMON STOCK USD1.         438516106   266574   4200.000          SOLE                   X      0    0
IMPERVA INC                   COMMON STOCK USD.0001      45321L100   828356  26272.000          SOLE                   X      0    0
INFOBLOX INC                  COMMON STOCK               45672H104   551248  30676.000          SOLE                   X      0    0
ESTEE LAUDER COMPANIES CL A   COMMON STOCK USD.01        518439104  1999324  33400.000          SOLE                   X      0    0
MCGRAW HILL COMPANIES INC     COMMON STOCK USD1.         580645109   328020   6000.000          SOLE                   X      0    0
MERCK + CO. INC.              COMMON STOCK USD.5         58933Y105   884304  21600.000          SOLE                   X      0    0
NUANCE COMMUNICATIONS INC     COMMON STOCK USD.001       67020Y100  1333620  59750.000          SOLE                   X      0    0
OREXIGEN THERAPEUTICS INC     COMMON STOCK USD.001       686164104   222368  42195.000          SOLE                   X      0    0
PFIZER INC                    COMMON STOCK USD.05        717081103   693337  27645.000          SOLE                   X      0    0
SPDR S+P MIDCAP 400 ETF TRUST SPDR S+P MIDCAP 400 ETF    78467Y107  1039976   5600.000          SOLE                   X      0    0
                              TRST
SEARS HOLDINGS CORP           COMMON STOCK USD.01        812350106   742950  17963.000          SOLE                   X      0    0
TEARLAB CORP                  COMMON STOCK USD.001       878193101   332793  81169.000          SOLE                   X      0    0
TEXAS INSTRUMENTS INC         COMMON STOCK USD1.         882508104   201110   6500.000          SOLE                   X      0    0
VERIZON COMMUNICATIONS INC    COMMON STOCK USD.1         92343V104   767393  17735.000          SOLE                   X      0    0
WELLS FARGO + CO              COMMON STOCK USD1.666      949746101   618863  18106.000          SOLE                   X      0    0
ZIPREALTY INC                 COMMON STOCK USD.001       98974V107   180776  64563.000          SOLE                   X      0    0


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